Goodwill and Intangible Assets, Net - Schedule of Weighted Average Remaining Useful Lives of Company's Intangible Assets (Details)	Dec. 31, 2024
Developed Technology | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	9 years 8 months 12 days
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	10 years
Trade Names | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	9 years
Customer Relationships | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	9 years 7 months 6 days
Non-compete agreement | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	2 years 9 months 18 days
Patent
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	20 years
Patent | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives of intangible assets	19 years 6 months